Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	December 31,	December 31,
	2014	2015
	HK$	HK$

Property, plant and equipment:
Buildings	132,986	136,099
Plant and machineries	303,933	343,771
Furniture, fixtures and equipment	92,370	103,779
Leasehold improvements	1,244	1,242
Computer equipment	15,122	19,859
Motor vehicles	9,895	11,607
Land use right	-	19,902
	555,550	636,259
Accumulated depreciation and amortization	(272,050)	(304,598)
Construction in progress	-	4,830
Property, plant and equipment, net	283,500	336,491